Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Significant related party transactions
Dividends	$ 26,873,022		$ 26,873,022
Loan from E-House		$ 89,462,593
Refund loan to E-House		87,600,000	42,513,286
Due from related parties					$ 6,019,121	$ 8,906
Amounts due to related parties					1,581,349	10,214,007
Rollforward of payable (receivable) balance
Loan from E-House		89,462,593
Refund loan to E-House		(87,600,000)	(42,513,286)
Dividend paid	$ (26,873,022)		(26,873,022)
Ordinary Shares
Significant related party transactions
Payment of a cash dividend (in dollars per share)							$ 0.20
ADSs
Significant related party transactions
Payment of a cash dividend (in dollars per share)							0.20
E-House
Significant related party transactions
Corporate expenses allocated from E-House				$ 2,857,251
Corporate service provided under transitional service agreement		8,585,821	6,040,071	10,399,978
Services purchased from/rental paid		3,570,474	5,927,764	1,191,469
Online advertising services provided		94,548	28,679	160,238
Dividends			18,738,984
Loan from E-House		89,462,593
Refund loan to E-House		87,600,000	42,513,286
Cash dividends			18,738,984
Due from related parties					6,019,121
Amounts due to related parties						7,783,911
Rollforward of payable (receivable) balance
Balance at beginning of the year		7,783,911	1,560,283	(3,471,958)
Loan from E-House		89,462,593
Refund loan to E-House		(87,600,000)	(42,513,286)
Dividend declared			18,738,984
Dividend paid			(18,738,984)
Corporate expenses allocated from E-House				2,857,251
Corporate service provided under transitional service agreement		8,585,821	6,040,071	10,399,978
Revenues collected by E-House on behalf of the Company				(4,803,958)
Related party balance waived as capital contribution				(2,857,251)
Service provided to E-House		(94,548)	(28,679)	(160,238)
Service purchased from E-House		3,570,474	5,927,764	1,191,469
Net (payment) receipt for services		(27,727,372)	36,797,758	(1,595,010)
Balance at end of the year		$ (6,019,121)	7,783,911	1,560,283
Percentage of dues waived		100.00%
Due from related party					0
Amount due to/(from) E-House
Loan payable to E-House					1,862,593
Service payable to E-House						16,440,049
Receivables for E-House collection on behalf of the Company					(7,881,714)	(8,656,138)
Amounts due to/(from) E-House		$ 7,783,911	1,560,283	(3,471,958)	(6,019,121)	7,783,911
E-House | Ordinary Shares
Significant related party transactions
Payment of a cash dividend (in dollars per share)							0.20
E-House | ADSs
Significant related party transactions
Payment of a cash dividend (in dollars per share)							$ 0.20
SINA
Significant related party transactions
Online advertising agency fee recognized as cost of revenues purchased		9,841,434	6,093,974	$ 6,630,010
Online advertising services provided		1,441	19,899
Amounts due to related parties					$ 1,557,078	1,418,096
Rollforward of payable (receivable) balance
Service provided to E-House		(1,441)	(19,899)
CRERAT
Significant related party transactions
Services purchased from/rental paid		56,928
Online advertising services provided			3,174
Due from related parties						8,906
Rollforward of payable (receivable) balance
Service provided to E-House			$ (3,174)
Service purchased from E-House		56,928
Baoku
Significant related party transactions
Services purchased from/rental paid		7,454
Online advertising services provided		7,752
Rollforward of payable (receivable) balance
Service provided to E-House		(7,752)
Service purchased from E-House		7,454
Baoku I&T
Significant related party transactions
Online advertising services provided		140,639
Rollforward of payable (receivable) balance
Service provided to E-House		$ (140,639)
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)					13.50%
Significant related party transactions
Amounts due to related parties					$ 24,271
Management
Significant related party transactions
Amounts due to related parties						920,000
E-House Management
Significant related party transactions
Amounts due to related parties						$ 92,000
E-House | CRERAT
Related Party Balances and Transactions
Ownership percentage					51.00%